Fees Summary	Nov. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,658,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,091.04
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 2,091.04
Narrative - Max Aggregate Offering Price	$ 13,658,000.00
Final Prospectus	true